Document and Entity Information	Jan. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 07, 2025
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Incorporation State Country Code	TX
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Entity Address Address Line 1	11 Greenway Plaza, Suite 2400
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77046
City Area Code	713
Local Phone Number	354-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	CPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000906345
Amendment Flag	false